Derivative Financial Instruments - Disclosure Details of the Changes in Foreign Exchange Contracts Outstanding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Financial Instruments [Line Items]
Balance - beginning of year	$ 154,566
Balance - end of year	84,857	$ 154,566
Foreign exchange contracts
Derivative Financial Instruments [Line Items]
Balance - beginning of year	12,507	(1,639)
Change in fair value	4,410	14,731
Settlements	(4,856)	(585)
Balance - end of year	$ 12,061	$ 12,507